Accounts Receivable - Aging analysis based on the relevant invoice dates (Details) - Third parties - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Account Receivable
Accounts receivable	$ 126,529	$ 155,155
Not later than 3 months
Account Receivable
Accounts receivable	110,416	138,695
Between 3 months to 6 months
Account Receivable
Accounts receivable	8,764	9,914
Between 6 months to 1 year
Account Receivable
Accounts receivable	5,948	5,418
Later than 1 year
Account Receivable
Accounts receivable	$ 1,401	$ 1,128